Prepayment for the Software, Equipment and Product Development (Details) - Schedule of Future Minimum Expenditures	Dec. 31, 2023 USD ($)
Finite-Lived Intangible Assets [Line Items]
Total development of software project	$ 710,000
First half of fiscal year 2024 [Member]
Finite-Lived Intangible Assets [Line Items]
Total development of software project	360,000
Second half of fiscal year 2024 [Member]
Finite-Lived Intangible Assets [Line Items]
Total development of software project	$ 350,000